SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

        On April 28, 2014, the Company completed the initial public offering of 421,100 shares of Fantex Series Vernon Davis Convertible Tracking Stock, par value $0.0001 per share ("Fantex Series Vernon Davis"), raising gross proceeds of $4,211,450 (the "Fantex Vernon Davis Offering"). The Parent purchased 102,454 shares of Fantex Series Vernon Davis in the Fantex Vernon Davis Offering at $10 per share, which was the initial offering price to the public, for an aggregate purchase price of $1,024,540. The Company's affiliated broker-dealer, Fantex Brokerage Services, LLC, purchased the shares of Fantex Series Vernon Davis from the Company pursuant to an underwriting agreement at an aggregate discount of $210,550 to the initial offering price of such shares to the public.

        On May 14, 2014, Fantex, entered into a brand contract (the "Mohamed Sanu Brand Contract") with Mohamed Sanu, a professional football player in the NFL. The Mohamed Sanu Brand Contract entitles Fantex to 10% of the income that Mohamed Sanu receives from and after May 14, 2014 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of Mohamed Sanu's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the Mohamed Sanu Brand Contract, Fantex agreed to pay Mohamed Sanu a one-time cash amount of $1.56 million (less $78,000 to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Mohamed Sanu under the Mohamed Sanu Brand Contract once this payment is made, other than certain obligations to indemnify Mohamed Sanu. According to the terms of the Mohamed Sanu Brand Contract, Mohamed Sanu is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Mohamed Sanu. Amounts received by Mohamed Sanu subsequent to the signing of the Mohamed Sanu Brand Contract will be subject to payment to the Company once the upfront payment is made.

        On May 27, 2014, the Board of Directors of the Company declared a cash dividend of $0.70 per share of Fantex Series Vernon Davis. The dividend was paid on August 18, 2014 to holders of such shares at the close of business on August 15, 2014.

        As of June 30, 2014, Fantex was no longer considered a development-stage entity.

        On July 21, 2014, Fantex completed the initial public offering of 523,700 shares of its Fantex Series EJ Manuel Convertible Tracking Stock, par value $0.0001 per share (the "Fantex Series EJ Manuel"), raising gross proceeds of approximately $5.24 million (the "Fantex EJ Manuel Offering"). The Parent purchased 250,000 shares of Fantex Series EJ Manuel in the Fantex EJ Manuel Offering at $10 per share, which was the initial offering price to the public, for an aggregate purchase price of $2.5 million. In addition, certain directors of the Parent purchased an aggregate of 27,934 shares Fantex Series EJ Manuel in the Fantex EJ Manuel Offering at $10 per share for an aggregate purchase price of $279,340.

        On July 25, 2014, as consideration for future ABI under the EJ Manuel Brand Contract, Fantex paid Erik "EJ" Manuel, Jr. approximately $5.0 million (less $0.25 million to be held in escrow until six consecutive months of payments of brand amounts have been timely delivered to Fantex) less ABI due to us under the EJ Manuel Brand Contract for the period between February 14, 2014 and July 25, 2014.

        On September 18, 2014 Fantex entered into a brand contract (the "Alshon Jeffery Brand Contract") with Alshon Jeffery, a professional football player in the NFL and Ben and Jeffery Inc., a professional services company affiliated with Alshon Jeffery (Ben and Jeffery Inc. together with Alshon Jeffery, "Alshon Jeffery"). The Alshon Jeffery Brand Contract entitles Fantex to 13% of the income that Alshon Jeffery receives from and after September 18, 2014, or in the case of his NFL player contract, from and after September 7, 2014 as a result of his activities in the NFL and related fields, including salary and wages from being a football player, broadcasting or coaching and the use of Alshon Jeffery's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the Alshon Jeffery Brand Contract, Fantex agreed to pay Alshon Jeffery a one-time cash amount of approximately $7.94 million (less $0.4 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Alshon Jeffery under the Alshon Jeffery Brand Contract once this payment is made, other than certain obligations to indemnify Alshon Jeffery. According to the terms of the Alshon Jeffery Brand Contract, Alshon Jeffery is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Alshon Jeffery. Amounts received by Alshon Jeffery subsequent to the signing of the Alshon Jeffery Brand Contract will be subject to payment to the Company once the upfront payment is made.

        On October 21, 2014, the Board of Directors of the Company declared a cash dividend of $0.30 per share of Fantex Series Vernon Davis. The dividend is payable on November 26, 2014 to holders of such shares at the close of business on November 25, 2014.